Buffalo Small Cap Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Communication Services - 1.2%
Media - 1.2%
DoubleVerify Holdings, Inc. (a)	415,664	$6,222,490

Consumer Discretionary - 9.3%
Broadline Retail - 1.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	43,915	5,787,119
		$–
Hotels, Restaurants & Leisure - 2.3%
Dutch Bros, Inc. - Class A (a)	58,620	4,007,849
First Watch Restaurant Group, Inc. (a)	309,387	4,962,568
Portillo's, Inc. - Class A (a)	237,985	2,777,285
		11,747,702
Household Durables - 2.7%
Champion Homes, Inc. (a)	127,710	7,995,923
Installed Building Products, Inc.	30,500	5,499,760
		13,495,683
Specialty Retail - 3.2%
Boot Barn Holdings, Inc. (a)	55,240	8,396,480
Valvoline, Inc. (a)	139,025	5,264,877
Warby Parker, Inc. - Class A (a)	130,990	2,872,610
		16,533,967
Total Consumer Discretionary		47,564,471

Consumer Staples - 4.6%
Beverages - 1.3%
Celsius Holdings, Inc. (a)	140,845	6,533,800
		$–
Personal Care Products - 3.3%
BellRing Brands, Inc. (a)	114,250	6,618,502
elf Beauty, Inc. (a)	85,225	10,605,399
		17,223,901
Total Consumer Staples		23,757,701

Energy - 2.8%
Energy Equipment & Services - 2.0%
Cactus, Inc. - Class A	158,290	6,920,439
Patterson-UTI Energy, Inc.	593,320	3,518,388
		10,438,827
Oil, Gas & Consumable Fuels - 0.8%
Matador Resources Co.	84,935	4,053,098
Total Energy		14,491,925

Financials - 12.2%
Capital Markets - 3.7%
Hamilton Lane Inc. - Class A	64,708	9,196,301
WisdomTree, Inc.	841,830	9,689,463
		18,885,764
Financial Services - 3.0%
Shift4 Payments, Inc. - Class A (a)	156,037	15,464,827
		$–
Insurance - 5.5%
Baldwin Insurance Group, Inc. - Class A (a)	176,645	7,562,173
Kinsale Capital Group, Inc.	15,130	7,321,407
Palomar Holdings, Inc. (a)	86,813	13,390,905
		28,274,485
Total Financials		62,625,076

Health Care - 20.1%
Biotechnology - 4.6%
Arrowhead Pharmaceuticals, Inc. (a)	126,510	1,998,858
Halozyme Therapeutics, Inc. (a)	111,449	5,797,577
Madrigal Pharmaceuticals, Inc. (a)	14,760	4,466,966
Natera, Inc. (a)	45,593	7,702,482
Vericel Corp. (a)	88,880	3,781,844
		23,747,727
Health Care Equipment & Supplies - 5.9%
Establishment Labs Holdings, Inc. (a)	184,940	7,898,787
Inspire Medical Systems, Inc. (a)	44,440	5,766,979
Lantheus Holdings, Inc. (a)	79,320	6,493,135
PROCEPT BioRobotics Corp. (a)	42,735	2,461,536
QuidelOrtho Corp. (a)	180,215	5,193,796
Treace Medical Concepts, Inc. (a)	365,393	2,148,511
		29,962,744
Health Care Providers & Services - 6.0%
Castle Biosciences, Inc. (a)	239,614	4,892,918
HealthEquity, Inc. (a)	74,969	7,853,753
Option Care Health, Inc. (a)	395,255	12,837,882
Privia Health Group, Inc. (a)	218,025	5,014,575
		30,599,128
Health Care Technology - 0.8%
Waystar Holding Corp. (a)	103,890	4,245,984
		$–
Life Sciences Tools & Services - 0.8%
Medpace Holdings, Inc. (a)	12,455	3,909,126
OmniAb Operations, Inc. – 12.50 Earnout (a)(b)	47,436	475
OmniAb Operations, Inc. – 15.00 Earnout (a)(b)	47,436	474
		3,910,075
Pharmaceuticals - 2.0%
Ligand Pharmaceuticals, Inc. (a)	91,167	10,363,865
Total Health Care		102,829,523

Industrials - 22.4%
Aerospace & Defense - 2.1%
AeroVironment, Inc. (a)	38,230	10,893,638
		$–
Building Products - 1.9%
Advanced Drainage Systems, Inc.	83,880	9,634,457
		$–
Construction & Engineering - 3.6%
MYR Group, Inc. (a)	31,890	5,786,440
Sterling Infrastructure, Inc. (a)	54,815	12,647,465
		18,433,905
Machinery - 6.9%
Chart Industries, Inc. (a)	65,085	10,716,245
ESCO Technologies, Inc.	30,865	5,922,068
JBT Marel Corp.	101,440	12,199,174
Kornit Digital Ltd. (a)	326,205	6,494,742
		35,332,229
Professional Services - 5.2%
FTI Consulting, Inc. (a)	41,890	6,765,235
ICF International, Inc.	99,144	8,398,488
NV5 Global, Inc. (a)	503,320	11,621,659
		26,785,382
Trading Companies & Distributors - 2.7%
SiteOne Landscape Supply, Inc. (a)	55,485	6,710,356
Transcat, Inc. (a)	40,000	3,438,400
WESCO International, Inc.	19,855	3,677,146
		13,825,902
Total Industrials		114,905,513

Information Technology - 20.2%
Communications Equipment - 1.1%
Ciena Corp. (a)	67,645	5,501,568
		$–
Electronic Equipment, Instruments & Components - 2.3%
Napco Security Technologies, Inc.	138,980	4,126,316
Novanta, Inc. (a)	59,255	7,639,747
		11,766,063
IT Services - 0.8%
Endava PLC - ADR (a)	279,565	4,282,936
		$–
Semiconductors & Semiconductor Equipment - 6.3%
Credo Technology Group Holding Ltd. (a)	48,040	4,448,023
Onto Innovation, Inc. (a)	35,645	3,597,650
Silicon Laboratories, Inc. (a)	62,330	9,184,949
SiTime Corp. (a)	33,110	7,055,079
Universal Display Corp.	51,593	7,969,055
		32,254,756
Software - 9.7%
Clearwater Analytics Holdings, Inc. - Class A (a)	424,750	9,314,767
Intapp, Inc. (a)	105,445	5,443,071
PagerDuty, Inc. (a)	296,510	4,530,673
Pegasystems, Inc.	119,810	6,485,315
Tenable Holdings, Inc. (a)	139,050	4,697,109
Varonis Systems, Inc. (a)	221,835	11,258,126
Vertex, Inc. - Class A (a)	229,357	8,104,330
		49,833,391
Total Information Technology		103,638,714
TOTAL COMMON STOCKS (Cost $400,800,882)		476,035,413

SHORT-TERM INVESTMENTS - 5.6%	Shares	Value
Money Market Funds - 5.6%
Fidelity Money Market Government Portfolio - Class I, 4.23% (c)	28,950,770	28,950,770
TOTAL SHORT-TERM INVESTMENTS (Cost $28,950,770)		28,950,770

TOTAL INVESTMENTS - 98.4% (Cost $429,751,652)		504,986,183
Other Assets in Excess of Liabilities - 1.6%		8,233,936
TOTAL NET ASSETS - 100.0%		$513,220,119
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $949 or 0.0% of net assets as of June 30, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$476,034,464	$–	$949	$476,035,413
Money Market Funds	28,950,770	–	–	28,950,770
Total Investments	$504,985,234	$–	$949	$504,986,183

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Buffalo Small Cap Growth Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investment in Securities Period Ended June 30, 2025
Fair Value as of 3/31/2025	$949
Total unrealized gains included in earnings	-
Realized gains included in earnings	-
Purchases	-
Sales	-
Fair Value as of 6/30/2025	$949

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$-